Employee Future Benefits - Costs Recognized (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 3	$ 2	$ 2
Administration expenses	1	1	1
Defined benefit expense	10	10	10
Defined contribution expense	12	11	11
Net expense	22	21	21
Interest cost on defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Interest cost on defined benefit obligation	19	21	16
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Administration expenses	1	1
Interest on plan assets	(13)	(14)	(9)
Registered
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	1	1
Administration expenses	1	1	1
Defined benefit expense	4	5	6
Defined contribution expense	12	11	11
Net expense	16	16	17
Registered | Interest cost on defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Interest cost on defined benefit obligation	14	16	13
Registered | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Administration expenses	1	1
Interest on plan assets	(12)	(13)	(9)
Supplemental
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	1	1
Administration expenses	0	0	0
Defined benefit expense	4	4	4
Defined contribution expense	0	0	0
Net expense	4	4	4
Supplemental | Interest cost on defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Interest cost on defined benefit obligation	4	4	3
Supplemental | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Administration expenses	0	0
Interest on plan assets	(1)	(1)	0
Other
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	0	0
Administration expenses	0	0	0
Defined benefit expense	2	1	0
Defined contribution expense	0	0	0
Net expense	2	1	0
Other | Interest cost on defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Interest cost on defined benefit obligation	1	1	0
Other | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Administration expenses	0	0
Interest on plan assets	$ 0	$ 0	$ 0